Basis of Presentation and Significant Accounting Policies - Narrative (Details) contract in Thousands						6 Months Ended	12 Months Ended
	Dec. 31, 2022 USD ($) contract	Nov. 01, 2022 USD ($)	Dec. 30, 2021 USD ($)	Sep. 17, 2021 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($) contract	Dec. 31, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of annuity contracts | contract	490						490
Annuity contract, account value	$ 36,700,000,000						$ 36,700,000,000
Private placement life insurance, account value	$ 39,000,000,000						$ 39,000,000,000
Intangible assets, useful life							7 years
Number of reportable segments							0
Maximum uncollateralized threshold for derivative counter party, single level entity						$ 7,000,000
Present value of future insurance profits, amortization period							20 years
The Hartford Financial Services Group
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Period of continuing involvement after disposal								5 years
FIA embedded derivative
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Assumed annuities							$ 6,400,000,000
Variable Annuity
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Assumed annuities							6,600,000,000
Guardian | Reinsurance Contract [Axis]: GIAC Reinsurance Agreement
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reinsurance payable		$ 7,100,000,000
Assumed reinsurance, consideration received		121,000,000
Payment for ceded commissions		65,000,000
Assumed reinsurance, deferred gain		$ 90,000,000
Guardian | Reinsurance Contract [Axis]: GIAC Reinsurance Agreement | General Account Reserves
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reinsured risk, percentage		100.00%
Reinsurance payable		$ 439,000,000
Guardian | Reinsurance Contract [Axis]: GIAC Reinsurance Agreement | Separate Account Reserves
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reinsured risk, percentage		100.00%
Reinsurance payable		$ 6,700,000,000
Allianz | FIA embedded derivative
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Assumed annuities			$ 8,000,000,000
Allianz | Fixed Indexed Annuities, Block One
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Assumed annuities			5,000,000,000
Allianz | Fixed Indexed Annuities, Block Two
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Assumed annuities			3,000,000,000
Allianz | Reinsurance Contract [Axis]: Inforce Reinsurance Agreement
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Payment for ceded commissions			866,000,000
Assumed reinsurance, deferred gain			25,000,000
Assumed reinsurance, consideration transferred			$ 693,000,000
Allianz | Reinsurance Contract [Axis]: Inforce Reinsurance Agreement | Fixed Indexed Annuities, Block One
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reinsured risk, percentage			100.00%
Allianz | Reinsurance Contract [Axis]: Inforce Reinsurance Agreement | Fixed Indexed Annuities, Block Two
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reinsured risk, percentage			5.00%
Lincoln National Life Insurance Company
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Maximum reinsured deposits				$ 1,500,000,000
TR Re | Reinsurance Contract [Axis]: Inforce Agreement and Flow Agreement
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reinsured risk, percentage	75.00%
Assumed reinsurance, deferred gain	$ 137,000,000						$ 137,000,000
TR Re | Reinsurance Contract [Axis]: TR Re Reinsurance Agreement
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Payment for ceded commissions			$ 100,000,000
Assumed reinsurance, deferred gain			805,000,000
Payment for assumed reinsurance, tax settlement			$ 84,000,000
TR Re | Reinsurance Contract [Axis]: TR Re Reinsurance Agreement | Variable Annuity and Payout Annuity Blocks
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reinsured risk, percentage			50.00%
TR Re | Reinsurance Contract [Axis]: TR Re Reinsurance Agreement | Variable Annuity Guarantees and Structured Settlement Contracts
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reinsured risk, percentage			100.00%
Sixth Street | Talcott Resolution Life, Inc
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Voting interest acquired					100.00%
Consideration transferred					$ 2,200,000,000
Consideration transferred, pre-closing dividend					500,000,000
Consideration transferred, cash					$ 1,700,000,000